UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
OPERATING REVENUES	$ 4,001	$ 12,136
OPERATING EXPENSES:
Voyage Expenses	(2,641)	(1,991)
Commissions	(390)	(720)
Vessel operating expenses	(8,511)	(7,904)
Depreciation expense (Note 5)	(4,284)	(4,285)
Amortization of deferred charges	(199)	(691)
Management and other fees to a related party (Note 4)	(1,074)	(2,165)
General and administrative expenses	(2,494)	(3,675)
Provision and write-offs of insurance claims and bad debts	(451)	(340)
Vessel impairment loss (Note 6)	(3,477)	(12,480)
Loss from operations	(19,520)	(22,115)
OTHER INCOME (EXPENSE):
Interest and finance costs	(2,360)	(1,906)
Loss on derivative instruments (Note 7)	(37)	(117)
Gain on settlement of payable	1,106	0
Loss on settlement of liability through stock issuance (Note 14)	(3,914)	0
Other income/ (expense) (Note 14)	(5,222)	22
Loss on debt extinguishment	0	(134)
Other expense	(10,427)	(2,135)
Net loss	$ (29,947)	$ (24,250)
Basic loss per share (in dollars per share)	$ (2.22)	$ (34.79)
Diluted loss per share (in dollars per share)	$ (2.22)	$ (34.79)
Basic weighted average number of shares (in shares)	13,462,231	697,032
Diluted weighted average number of shares (in shares)	13,462,231	697,032